Shareholder Report, Line Graph (Details) 199369_US Global JETS ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
US Global JETS ETF
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Global JETS ETF NAV
Accumulated Value	$ 10,652	$ 8,001	$ 7,176	$ 8,854	$ 9,324	$ 13,131	$ 11,508	$ 13,344	$ 11,270	$ 9,961	$ 11,886
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,148	26,514	20,995	25,638	19,920	16,825	12,796	13,382	10,984	9,811	$ 39,075
U.S. Global JETS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Global JETS Index
Accumulated Value	$ 11,211	$ 8,400	$ 7,467	$ 9,184	$ 9,669	$ 13,449	$ 11,738	$ 13,522	$ 11,383	$ 9,999	$ 12,576